Stockholders' Equity - Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options, Number of Options [Roll Forward]
Outstanding, beginning of period (in shares)	47,221	17,577
Granted (in shares)		32,765
Forfeited (in shares)	(5,865)	(3,121)
Outstanding, end of period (in shares)	41,356	47,221	17,577
Exercisable (in shares)	26,774
Stock Options, Exercise Price per Share [Roll Forward]
Granted (in dollars per share)		$ 19.04
Stock Options, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 122.40	378.08
Granted (in dollars per share)		19.04
Forfeited (in dollars per share)	23.95	480.16
Outstanding, beginning of period (in dollars per share)	135.77	$ 122.40	$ 378.08
Exercisable (in dollars per share)	$ 199.31
Stock Options, Weighted Average Remaining Life Years [Abstract]
Outstanding	7 years 10 months 24 days	8 years 11 months 12 days	8 years 9 months 29 days
Exercisable	7 years 7 months 17 days
Minimum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 19.04	$ 19.84
Forfeited (in dollars per share)	19.04	19.04
Outstanding, end of period (in dollars per share)	19.84	19.04	$ 19.84
Exercisable (in dollars per share)	19.04
Maximum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	3,921.92	3,921.92
Forfeited (in dollars per share)	545.28	2,713.60
Outstanding, end of period (in dollars per share)	3,788.80	$ 3,921.92	$ 3,921.92
Exercisable (in dollars per share)	$ 3,788.80